Total
QUANTEX FUND
Quantex Fund
Investment Objective
The investment objective of the Fund is to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - QUANTEX FUND		Institutional Class	Adviser Class	Retail Class
Management Fees		0.75%	0.75%	0.75%
Distribution/Service (12b-1) Fees		none	none	0.20%
Other Expenses		0.50%	0.66%	0.58%
Acquired Fund Fees and Expenses	[1]	none	none	none
Total Annual Fund Operating Expenses		1.25%	1.41%	1.53%
[1]	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

Expense Example - QUANTEX FUND - USD ($)	One Year	Three Years	Five Years	Ten Years
Institutional Class	127	397	686	1,511
Adviser Class	144	446	771	1,691
Retail Class	156	483	834	1,824

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 82% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Normally, at least 80% of the Fund's net assets will be invested in the common stock equity securities of mid-capitalization companies. Mid-capitalization companies are defined as those whose market capitalizations are similar to the market capitalization of companies in the Russell Midcap Index or a similar index. Typically, the Fund will be diversified throughout all major industry sectors. However, more emphasis is given to capitalization levels and there are occasions when all sectors are not represented in the Fund's portfolio.

The Fund employs a quantitative investment approach that utilizes an investment model to determine which securities are to be added or removed from the Fund's portfolio on an annual basis. Stocks in the portfolio whose value has risen above or fallen below the predetermined market capitalization ranges are sold, while new undervalued stocks that have moved into the predetermined capitalization ranges are added to the Fund's portfolio. The Fund's holdings are then restructured to create an equally-weighted portfolio of equity securities.

The Fund may invest directly in derivatives, such as options and futures contracts, or in underlying funds investing in futures contracts and options on futures contracts. These investments may be used, for example, in an effort to earn extra income, to provide adequate liquidity, to adjust exposure to individual securities or markets, to protect all or a portion of the Fund's portfolio from a decline in value, or to maintain a fully-invested position in equity securities. The Fund also may invest in index funds, index-based investments, open-end investment companies, and exchange traded funds.

Other than as set forth in the SAI, the investment policies and limitations of the Fund are not fundamental and may be changed by the Board without shareholder approval.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Loss of money is a risk of investing in a mutual fund.

Cybersecurity Risk. Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.

Derivatives Risk. The Fund buys equity index futures in connection with its investment strategies to equitize cash positions in the portfolio. Although the futures transactions are intended to provide exposure to a broad based underlying index, there are additional risks associated with these contracts that may be greater than investments in the underlying assets, including liquidity risk, leverage risk, and counterparty risk. Changes in the value of a derivative may not correlate perfectly with the underlying index the adviser seeks to track and there may be times when there is no liquid secondary market for these instruments. All transactions in futures involve the possible risk of loss and the Fund could lose more than the initial amount invested.

Exchange Traded Fund Risk. The ETFs will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs to track their applicable indices. The Fund also will incur brokerage costs when it purchases ETFs. An ETF may trade at a discount to its net asset value.

Liquidity Risk. Reduced liquidity affecting an individual security or an entire market may have an adverse impact on market price and the Fund's ability to sell particular securities when necessary to meet the Fund's liquidity needs or in response to a specific economic event.

Market Capitalization Risk. The Fund will hold mid- and small-capitalization investments, which presents additional risk. Investments in these capitalization ranges may be more sensitive to events and conditions that affect the stock market or that affect individual issuers.

Market Risk. The value of securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; epidemics, pandemics and other public health crises; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Fund and its investments. Such events may have significant adverse direct or indirect effects on a Fund and its investments and different sectors of the market or different security types may react differently to such developments.

Model and Data Risk. Given the complexity of the investments and strategies of the Fund, the Adviser relies on quantitative models and information and data supplied by third parties ("Models and Data"). These Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund's investment risks.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Many of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models used by the Adviser will not be successful in selecting companies for investment or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.

Performance

The following bar chart and table illustrates how the Fund's performance results have varied from year to year. The table shows how the Fund's average annual total returns for various periods compare with a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past investment results are not predictive of future investment results. Updated performance information is available by visiting www.meederinvestment.com.

Annual Total Returns as of 12/31/19 – Retail Class

Best Quarter:	1st Qtr. 2019	13.94%
Worst Quarter:	3rd Qtr. 2011	-20.26%

Average Annual Total Returns as of 12/31/19

The following table illustrates the average annual return before and after taxes for the Fund's Retail Class shares. After tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's particular tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for other available share classes will vary from the returns shown for the Retail Share Class.

Average Annual Total Returns - QUANTEX FUND	1 Year	5 Years	10 Years	Inception Date
Institutional Class	18.81%	6.07%	11.14%	Oct. 31, 2016
Adviser Class	18.63%	5.96%	11.09%	Oct. 31, 2016
Retail Class	18.48%	5.84%	11.02%	Mar. 20, 1985
Retail Class | After Taxes on Distributions	18.16%	5.14%	10.28%
Retail Class | After Taxes on Distributions and Sales	11.15%	4.66%	9.25%
The S&P Mid-Cap 400 Index (Reflects No Deduction for Fees, Expenses or Taxes)	26.20%	9.03%	12.72%
Blended Index (Reflects No Deduction For Fees, Expenses or Taxes)	25.88%	8.65%	12.30%
The Russell 2000 Index (Reflects No Deduction For Fees, Expenses or Taxes)	25.52%	8.23%	11.83%

Performance attributed to the Adviser and Institutional Class shares prior to inception of the class is that of the original Retail Class shares. No adjustment has been made to reflect class-specific distribution or servicing fees. The S&P Mid-Cap 400 Index is an unmanaged index of mid-sized companies. The Russell 2000 Index is a market-capitalization weighted index of the 2,000 smallest companies included in the Russell 3000 Index, a market-capitalization weighted index of the 3,000 largest U.S. companies based on total market capitalization. The Blended Index is a custom index comprised of 50% of the Russell 2000 Index and 50% of the S&P Mid-Cap 400 Index.